                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                                ----------------
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quantitative Advantage, LLC
Address:  10225 Yellow Circle Drive
          Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Graham van der Leeuw
Title:  Chief Operating Officer, Chief Compliance Officer and General Counsel
Phone:  (952) 942-3206

Signature, Place, and Date of Signing:

/s/ Graham van der Leeuw    Minnetonka, Minnesota     May 12, 2010
--------------------------  ------------------------  ---------------------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  55
Form 13F Information Table Value Total:  $301,936
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                VOTING AUTHORITY
                                                                                              --------------------
                                                               VALUE         INVESTMENT OTHER
NAME OF ISSUER                 TITLE OF CLASS         CUSIP   (X1000) SHARES DISCRETION  MGR   SOLE  SHARED  NONE
--------------                 -------------------  --------- ------- ------ ---------- ----- ------ ------ ------
BLDRS INDEX FDS TR             EMER MK 50 ADR       09348R300   5390  122496    SOLE     N/A     896        121600
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL       23129U101   2663   28937    SOLE     N/A   15528         13409
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN         23130A102    563    5311    SOLE     N/A                  5311
ISHARES COMEX GOLD TR          ISHARES              464285105   1992   18266    SOLE     N/A   12673          5593
ISHARES INC                    MSCI PAC J IDX       464286665  15359  357510    SOLE     N/A  130237        227273
ISHARES TR                     EPRA/NAR DEV R/E     464288489   1937   67017    SOLE     N/A   46506         20511
ISHARES TR                     MRTG PLS CAP IDX     464288539   2000  132346    SOLE     N/A   91830         40516
ISHARES TR                     RESIDENT PLS CAP     464288562   2254   67790    SOLE     N/A   47157         20633
ISHARES TR                     DJ AEROSPACE         464288760    229    3959    SOLE     N/A     927          3032
ISHARES TR                     S&P GLB MTRLS        464288695    219    3439    SOLE     N/A     808          2631
ISHARES TR                     HIGH YLD CORP        464288513   2020   22863    SOLE     N/A   15920          6943
ISHARES TR                     US PFD STK IDX       464288687   2045   52822    SOLE     N/A   36728         16094
ISHARES TR                     DJ OIL EQUIP         464288844    216    4918    SOLE     N/A    1154          3764
ISHARES TR                     DJ HEALTH CARE       464288828    233    4470    SOLE     N/A    1043          3427
ISHARES TR                     S&P GTFIDX ETF       464288174   2217   53626    SOLE     N/A   37399         16227
ISHARES TR                     DJ MED DEVICES       464288810    218    3727    SOLE     N/A     876          2851
ISHARES TR                     DJ OIL&GAS EXP       464288851    207    3810    SOLE     N/A     894          2916
ISHARES TR INDEX               CONS SRVC IDX        464287580  10918  179041    SOLE     N/A   62862        116179
ISHARES TR INDEX               S&P MIDCAP 400       464287507   2275   28904    SOLE     N/A   20119          8785
ISHARES TR INDEX               S&P MIDCAP VALU      464287705  56317  789534    SOLE     N/A  276813        512721
ISHARES TR INDEX               BARCLYS TIPS BD      464287176   7213   69421    SOLE     N/A   23803         45618
ISHARES TR INDEX               MSCI EMERG MKT       464287234  15511  368227    SOLE     N/A  134751        233476
ISHARES TR INDEX               IBOXX INV CPBD       464287242   7173   67820    SOLE     N/A   23527         44293
ISHARES TR INDEX               BARCLY USAGG B       464287226   7222   69305    SOLE     N/A   23748         45557
ISHARES TR INDEX               S&P NA SEMICND       464287523  11118  224978    SOLE     N/A   78903        146075
ISHARES TR INDEX               S&P LTN AM 40        464287390  15258  316096    SOLE     N/A  113708        202388
ISHARES TR INDEX               DJ US INDUSTRL       464287754  11847  203415    SOLE     N/A   74635        128780
ISHARES TR INDEX               DJ US BAS MATL       464287838  11620  182785    SOLE     N/A   67360        115425
ISHARES TR INDEX               TRANSP AVE IDX       464287192    713    9015    SOLE     N/A    5602          3413
ISHARES TR INDEX               COHEN&ST RLTY        464287564  14154  247103    SOLE     N/A  100431        146672
ISHARES TR INDEX               RUSSELL 2000         464287655   2151   31725    SOLE     N/A   21985          9740

                                                                                               VOTING AUTHORITY
                                                                                              -------------------
                                                               VALUE         INVESTMENT OTHER
NAME OF ISSUER                 TITLE OF CLASS         CUSIP   (X1000) SHARES DISCRETION  MGR  SOLE  SHARED  NONE
--------------                 -------------------  --------- ------- ------ ---------- ----- ----- ------ ------
ISHARES TR INDEX               S&P 500 INDEX        464287200    468    3990    SOLE     N/A    588          3402
ISHARES TR INDEX               S&P SMLCAP 600       464287804   2159   36312    SOLE     N/A  25148         11164
ISHARES TR INDEX               S&P SMLCP VALU       464287879    497    7754    SOLE     N/A   6117          1637
PIMCO ETF TR                   1-5 US TIP IDX       72201R205   3903   75644    SOLE     N/A    777         74867
POWERSHARES ETF TR II          EMRG MKTS INFR       73937B209    628   14032    SOLE     N/A                14032
POWERSHARES ETF TRUST          DYN SFTWR PORT       73935X773   3871  176446    SOLE     N/A   1388        175058
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT       73936T573    595   22705    SOLE     N/A                22705
POWERSHARES GLOBAL ETF TRUST   HI YLD USD BD        73936T557    603   33572    SOLE     N/A                33572
POWERSHS DB MULTI SECT COMM    DB BASE METALS       73936B705   2910  129289    SOLE     N/A  69757         59532
POWERSHS DB MULTI SECT COMM    DB SILVER FUND       73936B309    589   18977    SOLE     N/A                18977
POWERSHS DB MULTI SECT COMM    DB OIL FUND          73936B507   2649   94203    SOLE     N/A  50244         43959
POWERSHS DB MULTI SECT COMM    DB PREC MTLS         73936B200   2513   65703    SOLE     N/A  34955         30748
SPDR SERIES TRUST              BRCLYS INTL ETF      78464A516   7130  127406    SOLE     N/A  44651         82755
VANGUARD INDEX FDS             REIT ETF             922908553   5625  115248    SOLE     N/A    664        114584
VANGUARD BD INDEX FD INC       TOTAL BND MRKT       921937835   3923   49536    SOLE     N/A    502         49034
VANGUARD BD INDEX FD INC       INTERMED TERM        921937819   3927   48918    SOLE     N/A    495         48423
VANGUARD INDEX FDS             MCAP VL IDXVIP       922908512  21209  436493    SOLE     N/A   3159        433334
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF          922042858   6192  146895    SOLE     N/A    944        145951
VANGUARD INDEX FDS             SM CP VAL ETF        922908611    784   13067    SOLE     N/A                13067
VANGUARD WORLD FDS             INDUSTRIAL ETF       92204A603   4047   70327    SOLE     N/A    526         69801
VANGUARD WORLD FDS             CONSUM DIS ETF       92204A108   4248   81142    SOLE     N/A    612         80530
VANGUARD WORLD FDS             MATERIALS ETF        92204A801   3813   53869    SOLE     N/A    420         53449
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF          922042866   5757  105481    SOLE     N/A    750        104731
VANGUARD INDEX FDS             MID CAP ETF          922908629    644    9893    SOLE     N/A                 9893